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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4537

Liberty All-Star Growth Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

Schedule of Investments as of September 30, 2006 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.5%)

CONSUMER DISCRETIONARY (12.8%)

Auto Components (1.4%)
Johnson Controls, Inc.	13,245	$950,196
LKQ Corp. (a)	52,154	1,145,824
		2,096,020
Automobiles (1.0%)
Thor Industries, Inc.	36,299	1,494,430
Diversified Consumer Services (1.6%)
Bright Horizons Family Solutions, Inc. (a)	36,296	1,514,632
Strayer Education, Inc.	8,600	930,606
		2,445,238
Hotels, Restaurants & Leisure (3.2%)
The Cheesecake Factory, Inc. (a)	17,900	486,701
Life Time Fitness, Inc. (a)	17,841	825,860
Marriott International, Inc., Class A	43,032	1,662,757
P.F. Chang’s China Bistro, Inc. (a)	14,395	499,650
Texas Roadhouse, Inc., Class A (a)	40,117	492,637
Wynn Resorts Ltd. (a)	13,400	911,334
		4,878,939
Internet & Catalog Retail (0.5%)
Netflix, Inc. (a)	34,100	776,798
Media (0.7%)
Carmike Cinemas, Inc.	12,586	216,227
Focus Media Holding Ltd. (a)(b)	11,600	671,872
Westwood One, Inc.	17,688	125,231
		1,013,330
Multi-line Retail (1.4%)
Dollar Tree Stores, Inc. (a)	30,009	929,078
Kohl’s Corp. (a)	16,802	1,090,786
		2,019,864

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Specialty Retail (1.7%)
Guitar Center, Inc. (a)	17,152	$766,351
Staples, Inc.	42,080	1,023,807
Urban Outfitters, Inc. (a)	43,900	776,591
		2,566,749
Textiles, Apparel & Luxury Goods (1.3%)
NIKE, Inc., Class B	22,650	1,984,593

CONSUMER STAPLES (1.4%)

Beverages (1.4%)
PepsiCo, Inc.	30,865	2,014,250
Personal Products (0.0%)
Bare Escentuals, Inc. (a)	1,900	51,585

ENERGY (5.6%)

Energy Equipment & Services (4.5%)
Atwood Oceanics, Inc. (a)	11,792	530,286
CARBO Ceramics, Inc.	11,149	401,699
FMC Technologies, Inc. (a)	18,900	1,014,930
Hydril (a)	11,637	652,370
Patterson-UTI Energy, Inc.	33,457	794,938
Schlumberger Ltd.	19,120	1,186,014
Smith International, Inc.	26,900	1,043,720
Veritas DGC, Inc. (a)	18,500	1,217,670
		6,841,627
Oil, Gas & Consumable Fuels (1.1%)
Golar LNG Ltd. (a)	43,848	570,024
Suncor Energy, Inc.	14,895	1,073,185
		1,643,209

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

FINANCIALS (10.3%)

Capital Markets (6.4%)
Affiliated Managers Group, Inc. (a)	29,126	$2,915,804
The Charles Schwab Corp.	46,490	832,171
Franklin Resources, Inc.	5,890	622,867
GFI Group, Inc. (a)	18,500	1,022,865
The Goldman Sachs Group, Inc.	10,500	1,776,285
optionsXpress Holdings, Inc.	16,173	450,903
SEI Investments Co.	24,300	1,365,417
T. Rowe Price Group, Inc.	12,200	583,770
		9,570,082
Consumer Finance (1.4%)
Capital One Financial Corp.	12,405	975,777
SLM Corp.	22,585	1,173,969
		2,149,746
Diversified Financial Services (1.0%)
Financial Federal Corp.	54,293	1,455,052
Insurance (1.5%)
Brown & Brown, Inc.	35,158	1,074,429
Hub International Ltd.	9,660	279,367
National Interstate Corp.	38,100	937,260
		2,291,056

HEALTH CARE (20.5%)

Biotechnology (5.9%)
Amgen, Inc. (a)	25,980	1,858,350
CV Therapeutics, Inc. (a)	26,500	295,210
Enzon Pharmaceuticals, Inc. (a)	38,237	315,455
Genentech, Inc. (a)	27,230	2,251,921
Gilead Sciences, Inc. (a)	17,530	1,204,311
Martek Biosciences Corp. (a)	31,583	679,350

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Biotechnology (continued)
MedImmune, Inc. (a)	44,675	$1,304,957
Nuvelo, Inc. (a)	14,900	271,776
Onyx Pharmaceuticals, Inc. (a)	12,700	219,583
Vertex Pharmaceuticals, Inc. (a)	13,100	440,815
		8,841,728
Health Care Equipment & Supplies (6.5%)
Abaxis, Inc. (a)	22,500	526,275
Adeza Biomedical Corp. (a)	11,034	181,068
C.R. Bard, Inc.	6,940	520,500
Foxhollow Technologies, Inc. (a)	18,900	646,191
IntraLase Corp. (a)	42,272	833,181
Intuitive Surgical, Inc. (a)	9,800	1,033,410
Medtronic, Inc.	23,195	1,077,176
Palomar Medical Technologies, Inc. (a)	10,500	443,100
PolyMedica Corp.	39,157	1,676,311
ResMed, Inc. (a)	55,618	2,238,625
SurModics, Inc. (a)	18,204	639,324
		9,815,161
Health Care Providers & Services (5.7%)
The Advisory Board Co. (a)	17,400	879,048
Caremark Rx, Inc.	30,595	1,733,819
Chemed Corp.	8,135	262,435
Express Scripts, Inc., Class A (a)	11,600	875,684
Lincare Holdings, Inc. (a)	35,337	1,224,074
Nighthawk Radiology Holdings, Inc. (a)	26,777	512,244
PSS World Medical, Inc. (a)	31,077	621,229
UnitedHealth Group, Inc.	20,610	1,014,012
VCA Antech, Inc. (a)	42,089	1,517,729
		8,640,274

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Health Care Technology (0.7%)
Cerner Corp. (a)	15,200	$690,080
Computer Programs and Systems, Inc.	11,991	392,945
		1,083,025
Life Sciences Tools & Services (0.3%)
Invitrogen Corp. (a)	7,300	462,893
Pharmaceuticals (1.4%)
Allergan, Inc.	6,080	684,669
Eli Lilly and Co.	16,210	923,970
Salix Pharmaceuticals Ltd. (a)	31,200	423,072
		2,031,711

INDUSTRIALS (16.8%)

Aerospace & Defense (1.0%)
Rockwell Collins, Inc.	26,790	1,469,164
Air Freight & Logistics (1.3%)
UTI Worldwide, Inc.	70,921	1,983,660

Commercial Services & Supplies (6.9%)
Alliance Data Systems Corp. (a)	14,200	783,698
The Corporate Executive Board Co.	28,770	2,586,711
CRA International, Inc. (a)	8,932	425,699
Monster Worldwide, Inc. (a)	23,200	839,608
Resources Connection, Inc. (a)	77,900	2,086,941
Robert Half International, Inc.	22,500	764,325
Stericycle, Inc. (a)	18,875	1,317,286
VistaPrint Ltd. (a)	21,450	556,413
Waste Connections, Inc. (a)	27,140	1,028,877
		10,389,558

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Construction & Engineering (0.5%)
Foster Wheeler Ltd. (a)	21,400	$825,826
Electrical Equipment (0.9%)
Energy Conversion Devices, Inc. (a)	19,600	725,984
Rockwell Automation, Inc.	11,680	678,608
		1,404,592
Industrial Conglomerates (0.6%)
3M Co.	12,490	929,506
Machinery (2.4%)
Danaher Corp.	29,360	2,016,151
Joy Global, Inc.	21,400	804,854
Wabtec Corp.	28,422	771,089
		3,592,094
Trading Companies & Distributors (3.2%)
Fastenal Co.	61,828	2,384,706
GATX Corp.	20,858	862,895
Interline Brands, Inc. (a)	22,213	548,217
TransDigm Group, Inc. (a)	20,347	496,874
Williams Scotsman International, Inc. (a)	21,657	462,594
		4,755,286

INFORMATION TECHNOLOGY (28.1%)

Communications Equipment (4.9%)
Avocent Corp. (a)	18,337	552,310
Cisco Systems, Inc. (a)	83,438	1,919,074
Corning, Inc. (a)	43,385	1,059,028
Polycom, Inc. (a)	37,571	921,617
QUALCOMM, Inc.	23,535	855,497
Research In Motion Ltd. (a)	19,600	2,012,136
		7,319,662

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Computers & Peripherals (2.2%)
EMC Corp. (a)	95,930	$1,149,242
Network Appliance, Inc. (a)	59,335	2,195,988
		3,345,230
Electronic Equipment & Instruments (3.7%)
Cognex Corp.	31,713	801,070
Daktronics, Inc.	13,191	272,922
FLIR Systems, Inc. (a)	31,744	862,167
Hittite Microwave Corp. (a)	34,217	1,522,657
Jabil Circuit, Inc.	36,200	1,034,234
National Instruments Corp.	38,768	1,059,917
		5,552,967
Internet Software & Services (4.2%)
Akamai Technologies, Inc. (a)	24,000	1,199,760
Baidu.com, Inc. (a)(b)	6,200	542,748
Ctrip.com International Ltd. (b)	20,210	908,439
DivX, Inc. (a)	2,100	49,917
Equinix, Inc. (a)	8,000	480,800
SINA Corp. (a)	19,200	482,880
WebEx Communications, Inc. (a)	20,377	795,111
Yahoo!, Inc. (a)	76,500	1,933,920
		6,393,575
IT Services (4.4%)
CheckFree Corp. (a)	14,500	599,140
Cognizant Technology Solutions Corp., Class A (a)	19,200	1,421,952
Forrester Research, Inc. (a)	16,420	432,010
IHS, Inc., Class A (a)	27,326	876,618
Infosys Technologies Ltd. (b)	16,030	765,112
Paychex, Inc.	53,400	1,967,790
SRA International, Inc., Class A (a)	21,104	634,386
		6,697,008

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Office Electronics (0.5%)
Zebra Technologies Corp., Class A (a)	23,383	$835,708
Semiconductors & Semiconductor Equipment (4.0%)
Broadcom Corp., Class A (a)	31,800	964,812
Linear Technology Corp.	31,865	991,639
Marvell Technology Group Ltd. (a)	49,900	966,563
Microchip Technology, Inc.	49,083	1,591,271
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	155,862	1,496,275
		6,010,560
Software (4.2%)
Adobe Systems, Inc. (a)	42,515	1,592,187
American Reprographics Co. (a)	46,055	1,476,523
ANSYS, Inc. (a)	21,000	927,780
Commvault Systems, Inc. (a)	2,900	52,200
Opsware, Inc. (a)	125,200	1,128,052
Salesforce.com, Inc. (a)	30,500	1,094,340
		6,271,082

MATERIALS (1.3%)

Chemicals (1.3%)
Praxair, Inc.	33,505	1,982,156

TELECOMMUNICATION SERVICES (0.7%)

Diversified Telecommunication Services (0.7%)
NeuStar, Inc., Class A (a)	35,735	991,646

TOTAL COMMON STOCKS (COST OF $124,826,563)		146,916,640

See Notes to Schedule of Investments.

	PAR VALUE	MARKET VALUE
SHORT-TERM INVESTMENT (2.3%)

REPURCHASE AGREEMENT (2.3%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.85%, collateralized by U.S. Treasury Bonds with various maturities to 08/15/28, market value of $3,551,516 (repurchase proceeds $3,474,404) (Cost of $3,473,000)	$3,473,000	$3,473,000

TOTAL INVESTMENTS (99.8%) (COST OF $128,299,563)		150,389,640

OTHER ASSETS & LIABILITIES, NET (0.2%)		290,990

NET ASSETS (100.0%)		$150,680,630

NET ASSET VALUE PER SHARE (27,250,328 SHARES OUTSTANDING)		$5.53

NOTES TO SCHEDULE OF INVESTMENTS:

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors.

(a)             Non-income producing security.

(b)            Represents an American Depositary Receipt.

Gross unrealized appreciation and depreciation of investments at September 30, 2006 is as follows:

Gross unrealized appreciation	$29,894,527
Gross unrealized depreciation	(7,804,450)
Net unrealized appreciation	$22,090,077

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Growth Fund, Inc.

By (Signature and Title)	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	November 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 27, 2006